Net Loss Per Share	12 Months Ended
Apr. 30, 2024
Net Loss Per Share [Abstract]
Net Loss Per Share
15.	Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended April 30
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss attributable to stockholders	¥(1,109,468)	¥(1,965,491)	¥(1,974,536)	$(12,534)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted	6,000,000	6,771,025	14,359,123	14,359,123
Basic and diluted	¥(184.91)	¥(290.28)	¥(137.51)	$(0.87)

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.

	As of April 30,
	2022	2023	2024
Options and warrants	1,243,200	1,276,800	1,099,400
Series B convertible preferred stock	2,212,800	—	—
Series BB convertible preferred stock	242,400	—	—
Series A convertible preferred stock	2,760,000	—	—
Series AA convertible preferred stock	666,600	—	—